Equity Awards (Details) - Share-based Payment Arrangement, Activity - $ / shares		3 Months Ended		12 Months Ended
		Mar. 31, 2021		Dec. 31, 2020
Officer and Director [Member]
Equity Awards (Details) - Share-based Payment Arrangement, Activity [Line Items]
Number of securities underlying unexercised options exercisable	[1],[2],[3],[4]	3,704
Number of securities underlying unexercised options un-exercisable	[5]	8
Option Exercise Price (in Dollars per share)		$ 0.001
Option Grant Date		Nov. 01, 2019
Option Expiration Date		Nov. 01, 2023
Officer and Director #2 [Member]
Equity Awards (Details) - Share-based Payment Arrangement, Activity [Line Items]
Number of securities underlying unexercised options exercisable		3,704	[1],[2],[3],[4]	3,704	[6],[7],[8]
Number of securities underlying unexercised options un-exercisable		8	[5]	8	[9]
Option Exercise Price (in Dollars per share)		$ 0.001		$ 0.001
Option Grant Date		Nov. 01, 2019		Nov. 01, 2019
Option Expiration Date		Nov. 01, 2023		Nov. 01, 2023

[1]	7,408 shares were issued for Equity Awards during the year ended December 31, 2019.
[2]	Messrs. Mildebrandt and Balinski were each awarded 3,704 shares of restricted common stock as of October 31, 2020, for being officers and directors of the Company.
[3]	Mr. Charles O’Dowd, former president of ABCO, resigned on October 7, 2019. All options previously issued to Mr. O’Dowd expired on January 1, 2021 and none were exercised at any time.
[4]	Mr. Mildebrandt and Mr. Balinski have resigned as officers and directors.
[5]	All options vest 20% per year beginning on the first anniversary of their grant date.
[6]	7,408 shares were issued for Equity Awards during the year ended December 31, 2020.
[7]	Messers. Mildebrandt and Balinski have resigned as officers and directors.
[8]	Messrs. Mildebrandt and Balinski were each awarded 3,704 shares of restricted common stock as of October 31, 2020, for being officers and directors of the Company.
[9]	All options vest 20% per year beginning on the first anniversary of their grant date.